Income Taxes (Details) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 29, 2017 HKD ($)	Jun. 30, 2025	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Income Taxes [Line Items]
Federal income tax flat rate			21.00%	21.00%
Net operating loss (in Dollars)			$ 314,637	$ 150,241
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rete		16.50%	16.50%
Assessable profits (in Dollars)	$ 2.0
Hong Kong [Member] | Minimum [Member]
Income Taxes [Line Items]
Income tax rete	8.25%
Hong Kong [Member] | Maximum [Member]
Income Taxes [Line Items]
Income tax rete	16.50%
Cyprus [Member]
Income Taxes [Line Items]
Income tax rete			12.50%
US [Member]
Income Taxes [Line Items]
Federal income tax flat rate			21.00%	21.00%